Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Balance Sheet (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash		$ 60,298	$ 10,441			$ 39,380
Accounts receivable						8,855
Receivables from related party		11,434	12,534			8,855
Prepayments and other current assets						1,039,260
Total current assets		502,423	321,988			1,087,495
Non-current assets
Property and equipment, net		61,542	79,593			110,998
Intangible assets		3,396,489	2,134,903			450,446
Total non-current assets		3,458,031	2,214,496			561,444
Total assets		3,960,454	2,536,484			1,648,939
Current liabilities:
Accounts payable		4,055,537	4,569,703			3,728,974
Due to related party		1,093,471	777,576			621,791
Accrued expenses and other payables		4,708,590	4,492,790			2,640,384
Short term debt to related party						697,067
Ordinary shares payable	[1]	10,236,655	8,223,928
Total current liabilities		22,776,285	56,821,368			7,688,216
Non-current liabilities
Convertible debt		38,737,594	0			25,302,709
Share-based payment liability			0			1,177,617
Total non-current liabilities		44,133,296	0			26,480,326
Total liabilities		66,909,581	56,821,368			34,168,542
Liabilities and Shareholder's deficit
Ordinary shares		127,313	127,310			126,677
Series A shares		3,868	3,868			3,868
Additional paid-in capital			172,204,832			163,165,083
Share subscription receivable		(178,720)	(178,720)	[2]		(178,720)	[2]
Accumulated deficit		(239,133,876)	(226,291,430)			(195,555,332)
Accumulated other comprehensive loss		(42,653)	(150,744)			(81,179)
Total shareholders' deficit		(62,949,127)	(54,284,884)		$ (44,597,221)	(32,519,603)		$ (1,192,451)
Total liabilities and shareholders' deficit		3,960,454	2,536,484			1,648,939
As filed [Member]
Current assets
Cash					122,364	41,709
Accounts receivable					75,353	74,748
Receivables from related party						607,726
Prepayments and other current assets					738,274	1,202,572
Total current assets					935,991	1,926,755
Non-current assets
Property and equipment, net					119,591	139,560
Goodwill						1,061,763
Intangible assets					589,524	6,237,443
Total non-current assets					709,115	7,738,766
Total assets					1,645,106	9,365,521
Current liabilities:
Accounts payable			4,569,703		4,050,668	4,262,476
Due to related party					895,170	225,120
Accrued expenses and other payables					2,875,038	3,488,909
Short term debt					762,505
Short term debt to related party					5,661,193	697,067
Ordinary shares payable					1,786,335	0
Total current liabilities					16,030,909	8,673,572
Non-current liabilities
Convertible debt					30,968,733	25,302,709
Share-based payment liability					1,242,533	1,177,616
Deferred tax liability						1,526,622
Total non-current liabilities					32,211,266	28,006,947
Total liabilities					48,242,175	36,680,519
Liabilities and Shareholder's deficit
Ordinary shares					127,310	126,677
Series A shares					3,868	3,868
Additional paid-in capital			172,202,839		168,358,010	163,163,090
Share subscription receivable					(178,720)	(178,720)
Accumulated deficit					(213,740,307)	(189,171,542)
Accumulated other comprehensive loss					(1,169,223)	(1,260,364)
Total shareholders' deficit					(46,597,069)	(27,314,998)
Total liabilities and shareholders' deficit					1,645,106	9,365,521
As filed [Member] | Deferred shares [Member]
Liabilities and Shareholder's deficit
Ordinary shares			1,993		1,993	1,993
Restatement adjustments [Member]
Current assets
Cash					(1,275)	(2,329)
Accounts receivable					(67,032)	(65,893)
Receivables from related party						(607,726)
Prepayments and other current assets					(161,304)	(163,312)
Total current assets					(229,611)	(839,260)
Non-current assets
Property and equipment, net					(24,263)	(28,562)
Goodwill						(1,061,763)
Intangible assets					(18,225)	(5,786,997)
Total non-current assets					(42,488)	(6,877,322)
Total assets		0.3	7,700,000		(272,099)	(7,716,582)
Current liabilities:
Accounts payable					(74,773)	(533,502)
Due to related party					(795,050)	396,671
Accrued expenses and other payables					(348,254)	(848,525)
Total current liabilities					(1,218,077)	(985,356)
Non-current liabilities
Convertible debt					(1,053,869)
Deferred tax liability						(1,526,622)
Total non-current liabilities					(1,053,869)	(1,526,622)
Total liabilities		$ 300,000	7,700,000		(2,271,946)	(2,511,978)
Liabilities and Shareholder's deficit
Additional paid-in capital			1,993		1,993	1,993
Accumulated deficit					908,901	(6,383,790)
Accumulated other comprehensive loss					1,090,946	1,179,185
Total shareholders' deficit					1,999,847	(5,204,605)
Total liabilities and shareholders' deficit					(272,099)	(7,716,583)
Restatement adjustments [Member] | Deferred shares [Member]
Liabilities and Shareholder's deficit
Ordinary shares			$ (1,993)		(1,993)	$ (1,993)
As restated [Member]
Current assets
Cash					121,089
Accounts receivable					8,321
Prepayments and other current assets					576,970
Total current assets					706,380
Non-current assets
Property and equipment, net					95,328
Intangible assets					571,299
Total non-current assets					666,627
Total assets					1,373,007
Current liabilities:
Accounts payable					3,975,895
Due to related party					100,120
Accrued expenses and other payables					2,526,784
Short term debt					762,505
Short term debt to related party					5,661,193
Ordinary shares payable					1,786,335
Total current liabilities					14,812,832
Non-current liabilities
Convertible debt					29,914,864
Share-based payment liability					1,242,533
Total non-current liabilities					31,157,397
Total liabilities					45,970,229
Liabilities and Shareholder's deficit
Ordinary shares					127,310
Series A shares					3,868
Additional paid-in capital					168,360,003
Share subscription receivable					(178,720)
Accumulated deficit					(212,831,406)
Accumulated other comprehensive loss					(78,277)
Total shareholders' deficit					(44,597,222)
Total liabilities and shareholders' deficit					$ 1,373,007

[1]	On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 5.3). The Company expects prior to the close of the business combination to complete a reorganization under the Demerger, such that the existing shares transferred from Rezolve Limited to Rezolve AI Limited would result in a transfer of shares of approximately 6.13 ordinary shares of Rezolve Limited for one share of Rezolve AI Limited. In connection with the funding received through advanced subscription agreements as of June 30, 2023, the number of ordinary shares to be issued as part of the Rights Issue post re-organization is fixed at 1,115,217 and will not fluctuate with the Company’s pre-close equity value of the Company or that of Armada Acquisition Corp I. The Company may received additional funding under advanced subscription agreements which would increase the number of Ordinary shares to issue post-reorganization.
[2]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.